CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)		Dec. 31, 2015 USD ($)
Operating Activities
Net income	$ 574	$ 528	[1]	$ 391	[1]
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received	(52)	(202)		18
Depreciation and amortization expense	671	447		375
Mark-to-market on hedging items, provisions and other	90	(47)		(44)
Deferred income tax expense (recovery)	67	(18)		(26)
Changes in non-cash working capital, net	131	45		(82)
Cash from operating activities	1,481	753		632
Investing Activities
Acquisition of subsidiaries, net of cash acquired	(4,223)	(520)		(54)
Disposal of subsidiaries, net of cash disposed	0	353		28
Additions of investments in associates and joint ventures	(620)	(887)		(681)
Purchase of long lived assets	(714)	(690)		(520)
Disposal of long lived assets	47	7		10
Purchase of financial assets	(318)	(191)		(1,724)
Sale of financial assets and other	258	727		376
Net settlement of foreign exchange hedging items	(151)	143		219
Cash used by investing activities	(5,721)	(1,058)		(2,346)
Financing Activities
Distributions to general partner	(114)	(84)		(66)
Distributions to other unitholders	(680)	(544)		(480)
Subsidiary distributions to non-controlling interest	(831)	(169)		(91)
Capital provided by non-controlling interest	2,847	835		302
Capital provided to non-controlling interest	0	(51)		0
Proceeds from corporate borrowings	537	0		738
Repayment of corporate borrowings	(306)	0		0
Proceeds from corporate credit facility	2,403	2,316		823
Repayment of corporate credit facility	(1,614)	(2,723)		(662)
Proceeds from subsidiary borrowings	668	1,406		348
Repayment of subsidiary borrowings	(308)	(984)		(295)
Proceeds from other financing activities	0	0		131
Repayment of other financing activities	0	(38)		(38)
Preferred units issued	220	186		189
Partnership units issued, net of issuance costs	992	755		932
Partnership units repurchased	0	(6)		(67)
Cash from financing activities	3,814	899		1,764
Cash and cash equivalents
Change during the year	(426)	594		50
Impact of foreign exchange on cash	14	(7)		(32)
Cash reclassified as held for sale	0	0		(8)
Balance, beginning of year	786	199		189
Balance, end of year	$ 374	$ 786		$ 199

[1]	Certain net income allocations have been reclassified to provide comparability with the current year consolidated statements of partnership capital.